CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jul. 31, 2020	Jan. 31, 2020	Jan. 31, 2019
Cash and cash equivalents (VIE: $8,635, $8,892 and $0 at July 31, 2020, January 31, 2020 and January 31, 2019 respectively)	$ 388,191	$ 91,184	$ 74,347
Allowance for doubtful accounts	$ 622	$ 0	$ 123
Preferred stock, par value (in USD per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	10,000,000	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in USD per share)	$ 0.0005	$ 0.0005
Common stock, shares authorized (in shares)	500,000,000	0
Common stock, shares, issued (in shares)	91,122,356	0
Common stock, shares outstanding (in shares)	91,122,356	0
Voting Common Stock
Common stock, par value (in USD per share)	$ 0.0005	$ 0.0005	$ 0.0005
Common stock, shares authorized (in shares)	0	99,708,247	89,708,247
Common stock, shares, issued (in shares)	0	75,596,007	70,186,189
Common stock, shares outstanding (in shares)	0	75,596,007	70,186,189
Nonvoting Common Stock
Common stock, par value (in USD per share)	$ 0.0005	$ 0.0005	$ 0.0005
Common stock, shares authorized (in shares)	0	10,291,753	10,291,753
Common stock, shares, issued (in shares)	0	5,931,319	5,701,435
Common stock, shares outstanding (in shares)	0	5,931,319	5,701,435
Variable Interest Entity, Primary Beneficiary
Cash and cash equivalents (VIE: $8,635, $8,892 and $0 at July 31, 2020, January 31, 2020 and January 31, 2019 respectively)	$ 8,635	$ 8,892	$ 0